UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        November 12, 2008
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:  $ 69,163 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMERICREDIT CORP	     CV 2.125% 9/13	03060RAR2 11351   18850000  PRN               SOLE                18850000   0       0
AES CORP		     COM  	  	00130H105 1169    100000    SH                SOLE                100000     0       0
AES CORP		     COM		00130H105 1080    100000    SH       PUT      SOLE                0          0  100000
ARVINMERITOR INC	     CV 4% 2/27		043353AH4 9960    14500000  PRN		      SOLE		  14500000   0	     0
CHARTER COMM INC             CV 6.5% 10/27	16117MAF4 2102	  7038000   PRN	 	      SOLE		  7038000    0       0
DYNEGY INC		     COM		26817G102 358     100000    SH		      SOLE 		  100000     0       0
DYNEGY INC		     COM		26817G102 650     100000    SH	     PUT      SOLE 		  0          0  100000
FORD MOTOR INC		     CV 4.25% 12/36     345370CF5 10279   15500000  PRN		      SOLE		  15500000   0       0
HSBC HOLDINGS PLC (ADR)	     COM		404280406 1293	  16000	    SH		      SOLE		  16000	     0	     0
HSBC HOLDINGS PLC (ADR)      COM 		404280406 189	  85000     SH	     PUT      SOLE		  0	     0	 85000
LIBERTY MEDIA		     CV 3.75% 2/30	530715AL5 3840	  8000000   PRN		      SOLE		  8000000    0 	     0
LOCKHEED MARTIN CORP	     COM		539830109 872	  7950	    SH		      SOLE		  7950	     0	     0
LOCKHEED MARTIN CORP         COM 		539830109 243	  30000     SH	     PUT      SOLE		  0	     0	 30000
LEVEL 3 COMMUNICATIONS	     CV 2.875% 7/10	52729NBA7 7266	  9250000   PRN		      SOLE		  9250000    0	     0
PLAINS EXPLOR & PRODUCT      COM   		726505100 2813    80000     SH                SOLE                80000      0       0
PLAINS EXPLOR & PRODUCT	     COM   		726505100 2396    80000     SH       PUT      SOLE                0          0   80000
RELIANT ENERGY INC	     COM		75952B105 735     100000    SH		      SOLE		  100000     0       0
RELIANT ENERGY INC	     COM		75952B105 2265    100000    SH	     PUT      SOLE		  0	     0  100000
SEALED AIR CORP		     COM		81211K100 1359    61800     SH		      SOLE		  61800      0       0
SEALED AIR CORP	     	     COM		81211K100 285     20000     SH	     PUT      SOLE		  0	     0   20000
STARWOOD HOTELS & RESORTS    COM		85590A401 2673	  95000     SH		      SOLE                95000      0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 5210    100000    SH	     PUT      SOLE                0          0  100000
STANLEY WORKS	     	     COM		854616109 430	  100000    SH	     PUT      SOLE		  100000     0       0
STANLEY WORKS	     	     COM 		854616109 345	  100000    SH	     CALL     SOLE		  0	     0	100000

